Restructuring and Productivity Initiatives (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Segment Reporting Information [Line Items]
Productivity charges	$ 17	$ 141
Restructuring Reserve [Roll Forward]
Accrual balance at December 28, 2014	79
Restructuring Reserve	15
Payments for Restructuring	(36)
Accrual balance at March 29, 2015	58
Severance and other severance related costs
Restructuring Reserve [Roll Forward]
Accrual balance at December 28, 2014	53
Restructuring Reserve	5
Payments for Restructuring	(30)
Accrual balance at March 29, 2015	28
Other exit costs
Restructuring Reserve [Roll Forward]
Accrual balance at December 28, 2014	26
Restructuring Reserve	10
Payments for Restructuring	(6)
Accrual balance at March 29, 2015	30
North America
Segment Reporting Information [Line Items]
Productivity charges	3	84
Europe
Segment Reporting Information [Line Items]
Productivity charges	10	30
Asia/Pacific
Segment Reporting Information [Line Items]
Productivity charges	3	10
Latin America
Segment Reporting Information [Line Items]
Productivity charges	1	0
RIMEA
Segment Reporting Information [Line Items]
Productivity charges	0	1
Non-operating
Segment Reporting Information [Line Items]
Productivity charges	$ 0	$ 16